Segment Reporting	12 Months Ended
Feb. 28, 2021
Description of accounting policy for segment reporting [text block] [Abstract]
SEGMENT REPORTING
4.	SEGMENT REPORTING

The Group is organized into geographical business units and has four reportable segments. The operating segments are based on geographical locations. The Chief Operating Decision Maker (CODM) monitors the operating results of its segments separately for the purpose of making decisions about resource allocation and performance assessment.

Segment assets and liabilities are not split between long term and current as this segment information is not reviewed on such basis by CODM.

The Group’s manufacturing entity manufactures products and distributes them to each of the operating segments. Support entities in South Africa and Asia are responsible for development of our hardware and software platforms and provide technical support and distribution support to each of the operating segments. All intergroup transactions are eliminated in the “Eliminations” and “Inter-segment revenue” columns and the margin generated by the support entities, net of any unrealized profit, is allocated to the geographic region where the external revenue is recorded by support entities. Franchise fees charged between South Africa and Africa-Other which are included in inter-segment revenue are done on a basis which takes into account the extent of services undertaken by each of the parties.

Segment results were fundamentally evaluated in the current and prior year based on subscription revenue and Adjusted earnings before interest, tax, depreciation and amortization (Adjusted EBITDA) as the profit or loss measures. Adjusted EBITDA is defined as the profit for the year excluding depreciation of property, plant and equipment and amortization of intangible assets, finance income, finance costs, income taxes, corporate expenses and IPO costs as presented in the reconciliation table below.

The segment’s revenue, depreciation and Adjusted EBITDA information provided to the Group CEO, for the reportable segments for the year ended February 28, 2021 is as follows:

	Subscription revenue	Hardware and other revenue before eliminations	Eliminations	Inter- segment revenue	Hardware and other revenue after eliminations and inter- segment	Total revenue	Depreciation and amortization	Adjusted EBITDA
	Figures in Rand thousands
Geographical business units
2021
South Africa	1,621,636	338,832	(272,601)	(5,939)	60,292	1,681,928	314,517	893,748
Africa-Other	93,752	6,204	-	5,939	12,143	105,895	7,896	38,787
Europe	214,459	9,184	(3,777)	-	5,407	219,866	63,743	103 ,684
Asia-Pacific, Middle East and USA	279,170	165,072	(161,388)	-	3,684	282,854	59,593	91,481
Total by Segment	2,209,017	519,292	(437,766)	-	81,526	2,290,543	445,749	1,127,700
Geographical business units
2020
South Africa	1,383,980	335,692	(294,723)	(7,484)	33,485	1,417,465	243,989	747,229
Africa-Other	106,977	1,513	–	7,484	8,997	115,974	6,152	42,098
Europe	168,314	14,092	(9,140)	–	4,952	173,266	40,193	81,782
Asia-Pacific, Middle East and USA	228,446	69,893	(63,151)	–	6,742	235,188	36,690	66,376
Total by Segment	1,887,717	421,190	(367,014)	–	54,176	1,941,893	327,024	937,485

Geographical business units
2019
South Africa	1,116,829	623,382	(486,604)	(7,861)	128,917	1,245,746	201,988	607,285
Africa-Other	97,605	10,171	–	7,861	18,032	115,637	3,372	41,628
Europe	142,204	11,463	(6,075)	–	5,388	147,592	33,488	57,642
Asia-Pacific, Middle East and USA	163,902	49,389	(29,558)	–	19,831	183,733	22,663	31,879
Total by Segment	1,520, 540	694,405	(522,237)	–	172,168	1,692,708	261,511	738,434

There are no customers which contribute in excess of 10% of Group revenue.

Reconciliation of Adjusted EBITDA to profit for the year

	2021	2020	2019
	Figures in Rand thousands
Adjusted EBITDA	1,127,700	937,485	738,434
Depreciation of property, plant and equipment	(372,936)	(282,976)	(236,510)
Amortization of intangible assets	(25,856)	(12,786)	(2,005)
Corporate expenses	(2,346)	(10,801)	-
Operating profit	726,562	630,922	499,919
IPO costs	(25,570)	-	-
Finance income	4,358	2,592	2,749
Finance costs	(9,302)	(16,831)	(31,438)
Profit before taxation	696,048	616,683	471,230
Taxation	(198,628)	(173,157)	(110,182)
Profit for the year	497,420	443,526	361,048

Capital expenditure*

	2021	2020	2019
	Figures in Rand thousands
South Africa	360,192	308,936	360,935
Africa-Other	5,638	9,427	8,360
Europe	47,100	50,974	32,448
Asia Pacific, Middle East and USA	110,736	53,631	33,954
Total by segment	523,666	422,968	435,697
Corporate	-	-	-
Total	523,666	422,968	435,697

*	Capital expenditure as per the statement of cash flows includes additions of property, plant and equipment and intangible assets.

Total assets by segment

	2021	2020
Total assets	Figures in Rand thousands
South Africa	1,214,369	1,145,039
Africa-Other	176,441	196,156
Europe	309,205	275,290
Asia-Pacific, Middle East and USA	341,765	227,968
Total by segment	2,041,780	1,844,453
Corporate	873,363	804
Total	2,915,143	1,845,257

Total non-current assets by segment

	2021	2020
	Figures in Rand thousands
South Africa	990,167	820,658
Africa-Other	85,770	96,263
Europe	262,548	221,840
Asia Pacific, Middle East and USA	249,719	139,018
Total by segment	1,588,204	1,277,779
Corporate	-	-
	1,588,204	1,277,779

Total liabilities by segment

	2021	2020
	Figures in Rand thousands
Total liabilities
South Africa	464,411	405,238
Africa-Other	59,513	56,088
Europe	98,351	90,547
Asia Pacific, Middle East and USA	110,069	68,205
Total by segment	732,344	620,078
Corporate	900,353	44
Total	1,632,697	620,122